Acquisitions and Divestitures - Additional Information (Detail) shares in Millions, $ in Millions					12 Months Ended
	Oct. 27, 2022 CAD ($)	Oct. 26, 2022 CAD ($)	Feb. 28, 2022 CAD ($)	May 12, 2021 CAD ($)	Oct. 31, 2022 CAD ($)	Feb. 27, 2022 CAD ($) shares	Mar. 31, 2021
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests in subsidiaries					100.00%
Payment to acquire non controlling interests in subsidiaries			$ 1,200
Banco del Caribe ("BDC") [member]
Disclosure of detailed information about business combination [line items]
Ownership interest, potential divestiture		26.80%
Inversiones Americana del Caribe ("IAC") [member]
Disclosure of detailed information about business combination [line items]
Ownership interest, potential divestiture		23.40%
Banco del Caribe ("BDC") and Inversiones Americana del Caribe ("IAC") [member]
Disclosure of detailed information about business combination [line items]
Derecognized carrying amount		$ 73
Gain (loss) on sale of subsidiary as part of disposal group before tax		(227)
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax		169
Thanachart Insurance Public Company Limited ("TNI") and Thanachart Securities Public Company Limited ("TNS") [member]
Disclosure of detailed information about business combination [line items]
Derecognized carrying amount	$ 134
Wind down of operations in India and Malaysia [member]
Disclosure of detailed information about business combination [line items]
Reclassification adjustments on hedges of net investments in foreign operations, net of tax		$ (102)
Scotia Bank Chile [Member]
Disclosure of detailed information about business combination [line items]
Common shares transferred value					$ 569
Purchase consideration transferred						$ 650
Number of common shares transferred | shares						7
Operations in Belize [member]
Disclosure of detailed information about business combination [line items]
Percentage of equity interest disposed							100.00%
Bank Of Nova Scotia Chile SA [Member]
Disclosure of detailed information about business combination [line items]
Percentage increase in ownership interest in subsidiaries					16.80%
Bank Of Nova Scotia Chile SA [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests in subsidiaries				83.00%	99.80%
Percentage increase in ownership interest in subsidiaries				7.00%	16.80%
Payment to acquire non controlling interests in subsidiaries				$ 481